Bank loans (Tables)	6 Months Ended	12 Months Ended
	Oct. 31, 2025	Apr. 30, 2025
Debt Disclosure [Abstract]
Schedule of maturities

The maturities schedule is as follows:

	Amount	Amount
	S$	US$
	Unaudited	Unaudited
Year ending October 31,
2026	56,951	43,767
2027	49,557	38,085
Total	106,508	81,852
Less: current portion	(56,951)	(43,767)
Long-term portion	49,557	38,085

The maturities schedule is as follows:

	Amount	Amount
	S$	US$
Year ending April 30,
2026	55,613	42,600
2027	58,313	44,667
2028	20,053	15,361
Total	133,979	102,628
Less: current portion	(55,613)	(42,600)
Long-term portion	78,366	60,028